Share-Based Payments (Details) - Schedule of Lists the Inputs to the Model Used	12 Months Ended
	Dec. 31, 2023 $ / shares
Share-Based Payments (Details) - Schedule of Lists the Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	49.00%	[1]
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.50%
Forfeiture rate	0.00%
Option life (years)	4 years 9 months 10 days
Share price (US$ per share) (in Dollars per share)	$ 8.67
2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of Lists the Inputs to the Model Used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	50.00%	[1]
Risk-free interest rate (%)	0.88%
Forfeiture rate	0.00%
Option life (years)	10 years
Share price (US$ per share) (in Dollars per share)	$ 9.03
2020 ESOP Plan [Member] | Bottom of Range [Member]
Share-Based Payments (Details) - Schedule of Lists the Inputs to the Model Used [Line Items]
Suboptimal factor	1.00%
2020 ESOP Plan [Member] | Top of Range [Member]
Share-Based Payments (Details) - Schedule of Lists the Inputs to the Model Used [Line Items]
Suboptimal factor	2.50%

[1]	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.